Derivative Financial Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Abstract]
Derivative financial assets	DERIVATIVE FINANCIAL ASSETS

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Australian gold derivative contracts	2.0	27.3
Salares Norte foreign currency derivative contracts	—	86.0
Ghanaian oil derivative contracts	3.1	—
Total derivative financial assets	5.1	113.3
Non-current derivative financial assets[1]	—	(31.4)
Derivative financial assets	5.1	81.9
[1]Relates to the Salares Norte foreign exchange derivative contract which is for the period January 2022 to December 2022.
DERIVATIVE FINANCIAL LIABILITIES

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Salares Norte foreign currency derivative contracts	6.8	—
Ghanaian oil derivative contracts	—	10.0
Australian oil derivative contracts	—	5.1
Peruvian copper derivative contracts	—	14.0
Total derivative financial liabilities	6.8	29.1
Non-current derivative financial liabilities[1]	—	(7.3)
Derivative financial liabilities	6.8	21.8
[1]Relates to the Australian (US$2.6 million) and Ghanaian (US$4.7 million) oil derivative contracts which are for the period January 2022 to December 2022.